Digital Assets - Schedule of Additional Information about HYPE (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
HYPE [Member]
Schedule of Additional Information about HYPE [Line Items]
Opening balance
Purchases	3,000,000
Changes in fair value	143,180
Ending balance	3,143,180
SOL [Member]
Schedule of Additional Information about HYPE [Line Items]
Opening balance
Purchases	1,000,000
Changes in fair value	25,850
Ending balance	1,025,850
SUI [Member]
Schedule of Additional Information about HYPE [Line Items]
Opening balance
Purchases	1,000,000
Changes in fair value	(11,385)
Ending balance	$ 988,615